Intangible Assets and Liabilities Intangible Assets and Liabilities Amortization Expense (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible liabilities	$ (10,061)	$ (7,133)	$ (6,436)
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	10,618	2,900	0
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	37,101	30,966	28,812
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 6,112	$ 5,188	$ 5,228